Schedule of disaggregation of revenue (Details) - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Total		$ 1,999,056	$ 11,323,744	$ 23,050,619
Online VIP Membership Revenue [Member]
Disaggregation of Revenue [Line Items]
Total	[1]	1,596,200	8,030,991	17,986,028
Online SVIP Membership Revenue [Member]
Disaggregation of Revenue [Line Items]
Total	[1]	379,655	2,157,514	4,297,915
Technical Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Total	[2]	$ 23,201	$ 1,135,239	$ 766,676

[1]	The Group’s Online VIP membership revenue and Online SVIP membership revenue are principally derived from the rendering of vocational education services, as principal, to the online VIP and SVIP members(“members”) through an online education platform. The online education services currently comprise of two aspects: online vocational training and virtual simulation experimental training. Students that sign up for the online vocational training can log into the platform and access pre-recorded courses in the areas of their professional development. Virtual simulation technology training offers college students the opportunity to conduct experiments in a virtual environment as part of their curricula. For VIP members who have access to all platforms except virtual simulation experimental training, the Group charges a flat annual fee per member. For SVIP members who have access to all platforms including virtual simulation experimental training, the Group charges a flat fee per member as well. The Company would then recognize the service revenue over the membership term for each customer member.
[2]	The Group also generates revenue as a principal from technology services including courseware development as well as comprehensive cloud services for private companies, academic institutions and government agencies in PRC, which is recognized proportionally over the service period.